UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07443

Name of Registrant: Vanguard Whitehall Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

Item 1: Schedule of Investments

July 31, 2004		Market
		Value
Vanguard International Explorer Fund	Shares	(000)
COMMON STOCKS (95.5%)
Australia (1.3%)
Lion Nathan Ltd.	2,000,000	$ 9,762
James Hardie Industries NV	2,047,800	8,174
* Just Group Ltd.	400,000	658

		18,594

Austria (1.2%)
Andritz AG	199,090	9,588
Mayr-Melnhof Karton AG	56,680	7,404

		16,992

Belgium (1.0%)
Barco NV	59,700	5,136
Compagnie Nationale a Portefeuille	24,920	3,663
Sofina SA	62,540	3,072
* Option International NV	96,911	2,176
GIMV NV NPV	22,726	862

		14,909

China (0.3%)
Shenzhen Expressway Co. Ltd.	13,400,000	4,553

Denmark (2.7%)
* Topdanmark A/S	152,410	9,094
* Jyske Bank A/S	140,400	8,150
Bang & Olufsen A/S B Shares	144,880	8,047
Coloplast A/S B Shares	76,750	7,395
Thrane & Thrane A/S	139,140	5,745

		38,431

Finland (3.0%)
YIT-Yhtyma Oyj	693,588	13,862
Kone Corp. B Shares	154,210	9,060
Finnlines Oyj	221,890	6,118
OKO Bank (Osuuspankkien Keskuspankki Oyj)	502,725	5,350
* Elisa Oyj Class A	375,970	4,843
Alma Media Corp. Oyj	329,200	2,739

		41,972

France (5.8%)
Eiffage SA	140,223	11,817
Guyenne et Gascogne SA	86,690	9,759
Gecina SA	123,050	9,681
Groupe Bourbon SA	79,251	8,845
Unibail Co.	71,210	7,467
Imerys SA	111,920	6,811
Compagnie des Alpes	89,540	6,786
* Groupe Partouche SA	323,310	5,741
Kaufman & Broad SA	136,055	5,365
Viel et Compagnie	923,485	4,236
Wendel Investissement	64,560	2,991
Tessi SA	59,962	2,195
Norbert Dentressangle	17,999	888

		82,582

Germany (3.8%)
Aareal Bank AG	265,680	9,433
Hochtief AG	390,859	9,054
Takkt AG	1,047,960	8,327
Rheinmetall AG Pfd.	197,470	7,703
Vossloh AG	157,815	6,774
IKB Deutsche Industriebank AG	215,662	4,949
* Techem AG	170,536	4,096
Grenkeleasing AG	95,580	3,740
Hawesko Holding AG	3,162	81

		54,157

Greece (0.8%)
Public Power Corp.	500,520	11,377
* Hellenic Exchanges SA	103,271	721

		12,098

Hong Kong (1.5%)
Dah Sing Financial Group	618,800	3,808
Asia Aluminum Holdings Ltd.	34,178,000	3,768
* Next Media Ltd.	7,999,000	2,974
Moulin International Holdings Ltd.	4,890,000	2,884
Fountain Set (Holdings) Ltd.	3,300,000	2,285
ASM Pacific Technology Ltd.	600,000	2,092
Asia Satellite Telecommunications Holdings Ltd.	850,000	1,520
Kingmaker Footwear Holdings Ltd.	3,805,836	1,378

		20,709

India (1.4%)
(1)LIC Housing Warrants Exp. 11/13/2006	1,638,940	5,183
(1)Reliance Capital Warrants Exp. 10/16/2006	1,890,750	5,101
(1)Zee Telefilm Warrants Exp. 5/19/2006	1,661,765	5,073
(1)Canara Bank Ltd. Warrants Exp. 8/25/2006	1,722,000	4,681

		20,038

Indonesia (0.7%)
PT Bank Central Asia TBK	40,857,000	8,386
PT Bank Rakyat Indonesia	5,000,000	944

		9,330

Ireland (3.1%)
DCC PLC	613,130	10,667
* Eircom Group PLC	5,404,550	9,370
Jurys Doyle Hotel Group PLC	709,470	9,225
* C&C Group PLC	2,750,879	8,611
Anglo Irish Bank Corp. PLC	338,370	5,337

		43,210

Italy (4.9%)
Beni Stabili SpA	12,459,180	9,570
Autostrada Torino-Milano SpA	453,130	8,587
Ergo Previdenza SpA	1,755,309	8,136
Compagnie Industriali Riunite SpA	4,038,250	7,949
Sol SpA	1,684,206	7,746
Mondadori (Arnoldo) Editore SpA	818,690	7,619
ACEA SpA	868,858	7,312
* Azimut Holding SpA	1,424,660	6,278
Italmobiliare SpA	52,020	2,443
Italmobiliare SpA Non-Convertible Risp	69,530	2,302
Merloni Elettrodomestici SpA	94,269	1,651

		69,593

Japan (20.3%)
Katokichi Co., Ltd.	680,000	13,209
Nissin Co., Ltd.	2,900,000	12,828
Nipro Corp.	800,000	11,965
C&S Co. Ltd.	470,000	11,280
Paris Miki Inc.	480,000	10,616
Tokyo Ohka Kogyo Co., Ltd.	600,000	10,498
Nissin Healthcare Food Service Co. Ltd.	520,000	10,218
Q.P. Corp.	1,200,000	10,164
Gunze Ltd.	2,100,000	9,779
Sato Corp.	370,000	9,262
Bellsystem24, Inc.	48,000	8,962
Nippon Chemi-Con Corp.	1,580,000	7,542
Nippon Sanso Corp.	1,400,000	7,285
Sumitomo Titanium Corp.	220,000	7,106
Eneserve Corp.	190,000	6,768
Teikoku Oil Co., Ltd.	1,250,000	6,482
Hokuetsu Paper Mills, Ltd.	1,130,000	6,306
The Hiroshima Bank, Ltd.	1,300,000	6,240
KOA Corp.	780,000	6,236
XEBIO Co., Ltd.	210,000	6,161
Daicel Chemical Industries Ltd.	1,200,000	5,653
Saizeriya Co., Ltd.	390,000	5,571
Santen Pharmaceutical Co. Ltd.	310,000	5,396
Dowa Mining Co. Ltd.	890,000	5,374
Sumitomo Warehouse Co. Ltd.	1,300,000	5,295
Sammy Corp.	100,000	4,926
ABC-Mart Inc.	180,000	4,465
Idec Izumi Corp.	420,000	4,028
Plenus Co. Ltd.	150,000	3,842
Toppan Forms Co., Ltd.	290,000	3,726
Kureha Chemical Industry Co.	950,000	3,691
Ushio Inc.	220,000	3,669
Ariake Japan Co., Ltd.	130,000	3,557
Toyo Tire & Rubber Co., Ltd.	1,200,000	3,521
TOC Co., Ltd.	420,000	3,294
Belluna Co., Ltd.	87,900	3,226
Amada Co., Ltd.	560,000	3,175
Japan Airport Terminal Co., Ltd.	314,000	3,138
Tsubaki Nakashima Co., Ltd.	250,500	3,088
Sanyo Chemical Industries, Ltd.	440,000	3,032
Maeda Corp.	655,000	2,839
Nippon System Development Co., Ltd.	153,500	2,816
Mimasu Semiconductor Industry Co., Ltd.	189,000	2,598
Nippon Thompson Co., Ltd.	380,000	2,550
Nishimatsu Construction Co.	700,000	2,148
Drake Beam Morin Japan Inc.	81,500	2,128
Meitec Corp.	57,000	1,995
* D & M Holdings Inc.	630,000	1,764
Osaka Securities Exchange Co., Ltd.	450	1,393
Inaba Denki Sangyo Co., Ltd.	53,200	1,212
NEC Systems	140,000	1,198
Toho Real Estate Co., Ltd.	242,000	912
Tsuruha Co., Ltd.	30,000	856
Glory Ltd.	58,200	783
Trusco Nakayama Corp.	26,700	453
Sammy Corp. Warrants Exp. 6/30/2006	1,480	70
Resorttrust, Inc.	300	9
Belluna Co. Ltd. Warrants Exp. 9/29/2006	1,500	1

		286,299

Luxembourg (0.6%)
SES Global FDR	1,080,710	9,082

Netherlands (1.3%)
Koninklijke Vopak NV	481,400	8,317
Fugro NV	118,092	7,855
Grolsch NV	70,641	2,109

		18,281

Norway (0.7%)
* Golar LNG Ltd.	392,440	5,661
* Findexa Ltd.	1,073,899	3,911

		9,572

Singapore (1.4%)
* United Test and Assembly Center Ltd.	18,000,000	6,590
Venture Corp. Ltd.	400,000	3,766
Sembcorp Industries Ltd.	4,500,000	3,374
Singapore Airport Terminal Services Ltd.	1,967,000	2,446
YHI International Ltd.	3,200,000	1,850
Seksun Corp. Ltd.	3,700,000	806
MobileOne Ltd.	640,000	576

		19,408

South Korea (3.4%)
Hyundai Mobis	258,930	10,893
Hyundai Department Store Co., Ltd.	357,820	9,026
Pusan Bank	1,100,000	5,982
Daegu Bank	1,000,000	5,301
* Seoul Securities Co.	2,055,670	4,605
LG Ad Inc.	266,760	4,425
Kangwon Land Inc.	361,839	3,775
Yuhan Corp.	60,000	3,350

		47,357

Spain (2.6%)
Red Electrica de Espana SA	562,240	9,307
* Baron de Ley, SA	202,453	7,968
Enagas SA	700,450	7,691
Compania de Distribucion Integral Logista, SA	166,510	6,626
Indra Sistemas, SA	352,020	4,492

		36,084

Sweden (4.2%)
* Oriflame Cosmetics SA	450,849	14,981
Swedish Match AB	1,319,180	12,893
Saab AB	628,740	9,013
Axfood AB	278,520	6,932
D. Carnegie & Co. AB	735,457	6,014
* Capio AB	467,580	4,448
* Transcom WorldWide S.A	744,651	2,678
*(2)Wedkins Skor & Accessoarer AB	12,692,830	1,720

		58,679

Switzerland (4.9%)
Lindt & Spruengli AG	9,500	10,396
Kuoni Reisen Holding AG (Registered)	23,230	9,496
Schindler Holding AG (Ptg. Ctf)	27,360	7,763
Grands Magasins Jelmoli SA (Bearer)	6,370	7,718
Helvetia Patria Holding AG	48,300	7,588
Valora Holding AG	34,160	7,543
Geberit AG	11,060	7,435
Mobilezone Holding AG	1,220,556	4,007
Bank Sarasin & Cie AG	2,810	3,954
BKW FMB Energie AG	8,287	3,673

		69,573

Taiwan (0.6%)
(1)Basso Industry Warrants Exp. 5/26/2006	2,063,260	3,974
(1)Asia Optical Co. Warrants Exp. 9/5/2006	739,050	3,812

		7,786

United Kingdom (24.0%)
Alexon Group PLC	1,625,000	10,165
Britannic Group PLC	1,550,000	10,091
Bellway PLC	740,000	9,716
Inchape PLC	310,000	9,160
Findel PLC	1,200,000	8,990
Abbot Group PLC	2,600,000	8,368
RAC PLC	650,000	8,144
Trinity Mirror PLC	700,000	7,918
Chrysalis Group PLC	2,150,000	7,810
Carillion PLC	2,250,000	7,733
ICAP PLC	2,000,000	7,728
SIG PLC	1,000,000	7,583
Somerfield PLC	2,800,000	7,383
Whatman PLC	1,937,500	7,267
Redrow PLC	1,175,000	7,265
Balfour Beatty PLC	1,500,000	7,228
The Future Network PLC	6,500,000	7,092
Paragon Group Cos. PLC	1,250,000	7,069
Intermediate Capital Group PLC	390,000	7,056
Headlam Group PLC	960,000	6,826
John Laing PLC	1,600,000	6,794
Quintain Estates & Development PLC	800,000	6,746
Care U.K. PLC	1,245,698	6,605
Stagecoach Group PLC	4,000,000	6,401
Close Brothers Group PLC	525,000	6,368
Warner Chilcott PLC	580,000	6,328
Forth Ports PLC	317,277	6,260
Wilson Bowden PLC	340,000	6,121
Mersey Docks & Harbor Co,	470,000	5,983
Babcock International Group PLC	2,919,422	5,787
Stanley Leisure PLC	700,000	5,372
Greggs PLC	85,000	5,251
London Merchant Securities PLC	1,600,000	5,237
Nestor Healthcare Group PLC	2,099,235	5,230
Speedy Hire PLC	688,102	5,208
The Go-Ahead Group PLC	260,000	5,120
* Eidos PLC	2,851,133	5,003
* Photo-Me International PLC	2,300,000	4,768
J.D. Wetherspoon PLC	1,034,230	4,730
Domestic & General Group PLC	435,000	4,430
Shaftesbury PLC	850,000	4,247
Games Workshop Group PLC	332,500	4,199
The Davis Service Group PLC	600,000	4,092
AEA Technology PLC	1,100,724	4,083
Taylor Woodrow PLC	900,000	4,075
Goldshield Group PLC	850,000	3,962
First Choice Holidays PLC	1,700,000	3,833
Alfred McAlpine Group PLC	800,000	3,804
WS Atkins PLC	300,000	3,355
* London Clubs International PLC	1,470,737	3,310
French Connection Group, PLC	461,255	3,108
BPP Holdings PLC	540,000	2,902
Westbury PLC	400,000	2,888
Low & Bonar PLC	1,400,000	2,851
The Berkeley Group PLC	120,000	2,542
Liontrust Asset Management PLC	369,262	2,375
Alpha Airports Group PLC	1,550,000	2,352
Meggitt PLC	483,333	1,898
Shanks Group PLC	742,800	1,563
* NDS Group PLC ADR	47,470	1,075
Reed Health Group PLC	984,540	1,074
Courts PLC	526,590	982
* Meggitt PLC Rights Exp. 8/13/2004	207,142	263
Management Consulting Group PLC	146,572	120

		339,287

TOTAL COMMON STOCKS
(Cost $1,257,751)		1,348,576

TEMPORARY CASH INVESTMENT (12.6%)

Vanguard Market Liquidity Fund, 1.33%**	178,079,388	178,079

TOTAL TEMPORARY CASH INVESTMENT
(Cost $178,079)		178,079

TOTAL INVESTMENTS (108.1%)
(Cost $1,435,830)		1,526,655

OTHER ASSETS AND LIABILITIES-NET (-8.1%)		(114,540)

NET ASSETS (100%)		$ 1,412,115

  *Non-income producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. (1)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
(2)Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
ADR — American Depositary Receipt.
FDR — Fiduciary Depositary Receipt.
GDR — Global Depositary Receipt.
(Ptg. Ctf.) — Participating Certificate.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time to determine whether a significant change in value has occurred. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2004, the cost of investment securities for tax purposes was $1,436,231,000. Net unrealized appreciation of investment securities for tax purposes was $90,424,000, consisting of unrealized gains of $139,992,000 on securities that had risen in value sine their purchase and $49,568,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Affliliated Companies: One of the fund’s investments is in a company that is considered to be affiliated company of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of this company were:

		(000)
		Current Period Transactions

	Oct. 31, 2003 Market Value	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	July 31, 2004 Market Value
Wedkins Skor & Accessoarer AB	n/a*	$22,189	$--	$--	$1,720
	$--			$--	$1,720

* At October 31, 2003, the issuer was not an affiliated company of the fund.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Whitehall Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Whitehall Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

Vanguard Whitehall Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 24, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.